Recent developments (Details) - Tether Investments SA - $ / shares	Dec. 31, 2025	Dec. 16, 2025	Apr. 25, 2025	Mar. 28, 2025
Adecoagro S.A.
Disclosure of detailed information about business combination [line items]
Number of common shares held in subsidiary (in shares)		105,880,368
Proportion of ownership interest in subsidiary (as a percent)	74.30%	74.30%
Adecoagro S.A.
Disclosure of detailed information about business combination [line items]
Purchase offer, maximum number of shares acquired (in shares)				49,596,510
Purchase offer, price per share (in US dollar per share)				$ 12.41
Purchase offer, ownership percentage after transaction				70.00%
Number of shares acquired, subsidiary (in shares)			4,756,273
Public offering purchasing, number of shares acquired (in shares)		30,344,827
Minimum | Adecoagro S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			70.00%